Share Capital - Disclosure of continuity of stock options (Details)	12 Months Ended
	Apr. 30, 2026 Shares $ / shares	Apr. 30, 2025 Shares $ / shares
Disclosure of classes of share capital [Abstract]
Options outstanding, beginning of the year | Shares	18,539,000	18,803,722
Weighted average exercise price, beginning of the year | $ / shares	$ 1.91	$ 1.66
Issued | Shares	4,092,500	6,050,000
Weighted average exercise price of share options issued | $ / shares	$ 2.91	$ 2.24
Cancelled | Shares	(29,500)	(175,000)
Weighted average exercise price of share options cancelled | $ / shares	$ 4.21	$ 1.73
Exercised | Shares	(6,277,000)	(6,139,722)
Weighted average exercise price of share options exercised | $ / shares	$ 1.81	$ 1.44
Options outstanding, end of the year | Shares	16,325,000	18,539,000
Weighted average exercise price, end of the year | $ / shares	$ 2.2	$ 1.91
Number of options exercisable, end of the year | Shares	12,692,000	14,110,000
Weighted average exercise price of share options exercisable , end of the year | $ / shares	$ 2.06	$ 1.85